Revenue (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Text Block [Abstract]
Summary of Disaggregation of Revenue From Contracts With Customers

	Three months ended June 30,		Six months ended June 30,
	2022	2021	2022	2021
Engineered Systems	$196,346	$64,998	$370,777	$137,230
Service	105,839	77,630	189,025	148,166
Energy Infrastructure 1	69,892	61,879	135,344	122,316

Total revenue	$372,077	$204,507	$695,146	$407,712

1
During the three and six months ended June 30, 2022, the Company recognized $14.6 million and $28.2 million of revenue related to operating leases in its Canada and ROW segments (June 30, 2021 - $16.7 million and $34.5 million). Additionally, the Company recognized $29.7 million and $57.3 million of revenue related to its USA contract compression fleet (June 30, 2021 - $23.4 million and $46.4 million).

Revenue by geographic location, which is attributed by destination of sale, was as follows:

	Three months ended June 30,		Six months ended June 30,
	2022	2021	2022	2021
United States	$194,233	$105,883	$321,947	$187,270
Canada	65,288	30,969	130,332	80,217
Oman	14,284	16,561	64,902	33,945
Mexico	28,869	5,935	35,831	12,229
Australia	13,562	15,125	26,630	32,173
Argentina	12,829	7,991	24,246	14,391
Bahrain	10,509	8,554	18,672	15,642
Brazil	11,128	3,532	17,604	7,019
Colombia	6,158	2,580	13,822	7,609
Nigeria	1,833	2,040	11,270	3,311
Other	13,384	5,337	29,890	13,906

Total revenue	$372,077	$204,507	$695,146	$407,712

Years ended December 31,	2021	2020	2019
Engineered Systems	$354,127	$598,566	$1,448,503
Service 1	327,376	303,269	350,992
Energy Infrastructure 1,2,3	278,653	315,217	245,927

Total revenue	$960,156	$1,217,052	$2,045,422

1
During the second quarter of 2020, revenues from the operation and maintenance of BOOM contracts have been reclassified from the Service to
Energy
I
nfrast
ructure
product line, including $11,717 previously disclosed during the first quarter of 2020. For the year ended December 31, 2019, $43,594 of revenues have been reclassified from Service to
Energy
I
nfrastructure
.

This new classification creates better alignment with management’s internal metrics, as the operations and maintenance of these facilities are considered costs and revenue associated with the rental of the facilities.

2
Energy Infrastructure revenue for 2021 and 2020 includes the recognition of revenue from finance lease transactions in the fourth quarter of the same period. Upon commencement of the renegotiated leases, the Company recognized the sale of the related rental assets and a corresponding finance lease receivable. Refer to Note 11 for further details on finance leases.

3
During the year ended December 31, 2021, the Company recognized $68.2 million of revenue related to operating leases in its Canada and ROW segments (December 31, 2020 - $86.6 million
;
December 31, 2019 - $92.3 million). Additionally, the Company recognized $98.1 million of revenue related to its USA contract compression fleet (December 31, 2020 - $91.1 million
;
December 31, 2019 - $76.1 million).

Revenue by geographic location, which is attributed by destination of sale, is as follows:

Years ended December 31,	2021	2020	2019
United States	$451,675	$549,854	$954,350
Canada	173,181	206,508	484,251
Oman	84,486	53,664	105,721
Australia	61,520	65,683	71,592
Bahrain	40,361	108,358	42,864
Argentina	34,321	21,276	24,522
Mexico	27,355	32,945	46,300
Colombia	17,795	32,671	17,375
Brazil	17,289	11,130	10,953
Nigeria	7,853	92,334	256,177
Bolivia	7,775	6,264	4,037
Other	36,545	36,365	27,280

Total revenue	$960,156	$1,217,052	$2,045,422

Summary of Performance Obligations
The following table outlines the Company’s unsatisfied performance obligations, by product line, as at June 30, 2022:

	Less than one year	One to two years	Greater than two years	Total
Engineered Systems	$736,742	$210	$—	$736,952
Service	42,877	20,317	53,903	117,097
Energy Infrastructure	227,612	138,540	674,651	1,040,803

	$1,007,231	$159,067	$728,554	$1,894,852

The following table outlines the Company’s unsatisfied performance obligations, by product line, as at December 31, 2021:

	Less than one year	One to two years	Greater than two years	Total
Engineered Systems	$556,844	$705	$—	$557,549
Service	33,192	13,437	44,665	91,294
Energy Infrastructure	158,616	141,366	709,555	1,009,537

	$748,652	$155,508	$754,220	$1,658,380